Commitments (Details Narrative)	0 Months Ended				12 Months Ended		0 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Mar. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Nov. 01, 2012 Consultant One [Member]	Nov. 01, 2012 Consultant Two [Member]	Jan. 02, 2013 Consultant Three [Member] USD ($)	Jan. 02, 2013 Company Controlled By President [Member] CAD	Jan. 01, 2012 Company Controlled By President [Member] CAD	Jan. 01, 2010 Company Controlled By President [Member] CAD	Jan. 02, 2013 Chief Financial Officer [Member] CAD	Jan. 01, 2012 Chief Financial Officer [Member] CAD	Jan. 01, 2010 Chief Financial Officer [Member] CAD
Commitment amount per month										4,000	3,500	2,500	3,500	3,000	2,000
Common stock issued for cash, shares	150,000	3,000,000	500,000	200,000	975,000		500,000	200,000	3,000,000
Monthly amount to be paid									1,500
Raised total agreement amount					$ 135,000	$ 135,000